SUMMARY OF STOCK-BASED COMPENSATION EXPENSE RECOGNIZED FOR STOCK OPTION AWARDS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 326,616	$ 282,613	$ 989,681	$ 748,823
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	21,250	21,882	99,174	37,131
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 305,366	$ 260,731	$ 890,507	$ 711,692